Goodwill and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Goodwill	$ 2,775	$ 3,057
Other assets	1,396	1,930
Total goodwill and other assets	$ 4,171	$ 4,987